Supplemental Condensed Consolidating Guarantor and Non-Guarantor Financial Information (Condensed Consolidating Statement Of Comprehensive Income (Loss)) (Detail) (USD $)
In Thousands, unless otherwise specified
	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues	$ 399,345	$ 386,055	$ 396,243	$ 395,228	$ 390,713	$ 413,802	$ 400,437	$ 361,816	$ 1,576,871	$ 1,566,768	$ 1,401,461
Operating expenses
Direct cost of revenues	245,080	241,614	248,220	245,618	233,005	249,975	250,844	223,084	980,532	956,908	825,599
Selling, general and administrative expense	94,058	88,909	92,460	102,589	92,932	97,618	94,442	88,303	378,016	373,295	341,239
Special charges		2,775	26,782				15,212		29,557	15,212	51,131
Acquisition-related contingent consideration	(483)	403	(3,541)	557	(9,004)	944	799	796	(3,064)	(6,465)	1,190
Amortization of other intangible assets	5,634	5,766	5,490	5,517	5,576	5,843	5,498	5,454	22,407	22,371	23,910
Goodwill impairment charge	110,387								110,387
Costs and Expenses	454,676	339,467	369,411	354,281	322,509	354,380	366,795	317,637	1,517,835	1,361,321	1,243,069
Operating income (loss)	(55,331)	46,588	26,832	40,947	68,204	59,422	33,642	44,179	59,036	205,447	158,392
Other (expense) income									(55,922)	(52,320)	(51,001)
Income before (loss) before income tax provision	(72,149)	34,964	11,274	29,025	54,604	45,589	22,065	30,869	3,114	153,127	107,391
Income tax (benefit) provision									(40,100)
Income tax (benefit) provision	13,728	12,251	3,527	10,594	14,723	16,150	6,740	11,611	40,100	49,224	41,407
Net income (loss)	(85,877)	22,713	7,747	18,431	39,881	29,439	15,325	19,258	(36,986)	103,903	65,984
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments including tax expense (benefit) of $654 in 2012 and ($1,568) in 2011									15,023	(2,902)	(5,951)
Other comprehensive income (loss), net of tax									15,023	(2,902)	(5,951)
Comprehensive income (loss)									(21,963)	101,001	60,033
FTI Consulting, Inc.
Revenues									602,917	584,833	517,053
Operating expenses
Direct cost of revenues									389,619	380,479	310,070
Selling, general and administrative expense									160,919	160,336	147,526
Special charges									19,026	8,561	16,842
Acquisition-related contingent consideration									91
Amortization of other intangible assets									5,611	3,713	2,558
Costs and Expenses									575,266	553,089	476,996
Operating income (loss)									27,651	31,744	40,057
Other (expense) income									(65,698)	(53,649)	3,198
Income before (loss) before income tax provision									(38,047)	(21,905)	43,255
Income tax (benefit) provision									1,698
Income tax (benefit) provision										(12,776)	(4,440)
Equity in net earnings of subsidiaries									(637)	113,032	18,289
Net income (loss)									(36,986)	103,903	65,984
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments including tax expense (benefit) of $654 in 2012 and ($1,568) in 2011									(654)	1,568	(1,484)
Other comprehensive income (loss), net of tax									(654)	1,568	(1,484)
Comprehensive income (loss)									(37,640)	105,471	64,500
Guarantor Subsidiaries
Revenues									949,545	1,000,419	1,208,607
Operating expenses
Direct cost of revenues									713,305	718,826	938,332
Selling, general and administrative expense									112,697	123,488	128,265
Special charges									4,738	228	32,754
Amortization of other intangible assets									9,927	12,103	15,752
Goodwill impairment charge									37,987
Costs and Expenses									878,654	854,645	1,115,103
Operating income (loss)									70,891	145,774	93,504
Other (expense) income									42,424	1,195	113,062
Income before (loss) before income tax provision									113,315	146,969	206,566
Income tax (benefit) provision									(47,623)
Income tax (benefit) provision										61,091	43,562
Equity in net earnings of subsidiaries									(30,438)	25,310	4,601
Net income (loss)									35,254	111,188	167,605
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments including tax expense (benefit) of $654 in 2012 and ($1,568) in 2011											32,468
Other comprehensive income (loss), net of tax											32,468
Comprehensive income (loss)									35,254	111,188	200,073
Non-Guarantor Subsidiaries
Revenues									413,739	384,779	301,310
Operating expenses
Direct cost of revenues									261,936	249,126	199,321
Selling, general and administrative expense									109,402	101,211	68,833
Special charges									5,793	6,423	1,535
Acquisition-related contingent consideration									(3,155)	(6,465)	1,190
Amortization of other intangible assets									10,167	6,555	5,600
Goodwill impairment charge									72,400
Costs and Expenses									456,543	356,850	276,479
Operating income (loss)									(42,804)	27,929	24,831
Other (expense) income									2,237	134	(9,697)
Income before (loss) before income tax provision									(40,567)	28,063	15,134
Income tax (benefit) provision									5,825
Income tax (benefit) provision										909	2,285
Equity in net earnings of subsidiaries											5,666
Net income (loss)									(34,742)	27,154	18,515
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments including tax expense (benefit) of $654 in 2012 and ($1,568) in 2011									15,677	(4,470)	(36,935)
Other comprehensive income (loss), net of tax									15,677	(4,470)	(36,935)
Comprehensive income (loss)									(19,065)	22,684	(18,420)
Eliminations
Revenues									(389,330)	(403,263)	(625,509)
Operating expenses
Direct cost of revenues									(384,328)	(391,523)	(622,124)
Selling, general and administrative expense									(5,002)	(11,740)	(3,385)
Amortization of other intangible assets									(3,298)
Costs and Expenses									(392,628)	(403,263)	(625,509)
Operating income (loss)									3,298
Other (expense) income									(34,885)		(157,564)
Income before (loss) before income tax provision									(31,587)		(157,564)
Equity in net earnings of subsidiaries									31,075	(138,342)	(28,556)
Net income (loss)									(512)	(138,342)	(186,120)
Other comprehensive income (loss), net of tax:
Comprehensive income (loss)									$ (512)	$ (138,342)	$ (186,120)